OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term liabilities

		As at December 31
(In millions of dollars)	Note	2024	2023

Derivative instruments	19	845	1,055
Contract liabilities	6	282	271
Supplemental executive retirement plan	25	93	94
Stock-based compensation	27	31	47
Other		415	316

Total other long-term liabilities		1,666	1,783